Shareholder Report, Average Annual Return (Details)		12 Months Ended	44 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
PSF GLOBAL PORTFOLIO - CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
Average Annual Return, Percent		15.15%		8.90%	9.47%
PSF Global Portfolio - Class III
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
Average Annual Return, Percent		14.87%	4.71%
PSF MID-CAP GROWTH PORTFOLIO - Class I [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
Average Annual Return, Percent		14.25%		10.97%	10.29%
PSF MID-CAP GROWTH PORTFOLIO - Class II [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
Average Annual Return, Percent		13.78%		10.53%	9.85%
PSF MID-CAP GROWTH PORTFOLIO - Class III [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
Average Annual Return, Percent		13.94%	1.37%
PSF NATURAL RESOURCES PORTFOLIO - Class I [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
Average Annual Return, Percent		4.38%		12.86%	4.03%
PSF NATURAL RESOURCES PORTFOLIO - Class II [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
Average Annual Return, Percent		3.95%		12.40%	3.61%
PSF NATURAL RESOURCES PORTFOLIO - Class III [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
Average Annual Return, Percent		4.10%	10.09%
PSF - PGIM 50/50 Balanced Portfolio - Class I [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
Average Annual Return, Percent		13.03%		7.06%	7.00%
PSF PGIM 50-50 BALANCED PORTFOLIO - Class III [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
Average Annual Return, Percent		12.73%	4.85%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
Average Annual Return, Percent		15.52%		8.37%	8.02%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
Average Annual Return, Percent		15.23%	6.20%
PSF PGIM GOVERNMENT INCOME PORTFOLIO - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
Average Annual Return, Percent		1.02%		(0.95%)	0.80%
PSF PGIM Government Income Portfolio - Class III
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
Average Annual Return, Percent		0.71%	(2.74%)
PSF PGIM HIGH YIELD BOND PORTFOLIO - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
Average Annual Return, Percent		8.61%		4.50%	5.75%
PSF PGIM HIGH YIELD BOND PORTFOLIO - Class III
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
Average Annual Return, Percent		8.21%	2.89%
PSF PGIM Jennison Blend Portfolio - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
Average Annual Return, Percent		26.32%		14.25%	12.30%
PSF PGIM Jennison Blend Portfolio - Class II [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
Average Annual Return, Percent		25.80%		13.79%	11.85%
PSF PGIM Jennison Blend Portfolio - Class III
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
Average Annual Return, Percent		26.00%	9.32%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
Average Annual Return, Percent		30.88%		17.83%	16.33%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
Average Annual Return, Percent		30.35%		17.36%	15.87%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class III
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
Average Annual Return, Percent		30.54%	9.16%
PSF PGIM JENNISON VALUE PORTFOLIO - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
Average Annual Return, Percent		20.97%		11.18%	8.73%
PSF PGIM JENNISON VALUE PORTFOLIO - Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
Average Annual Return, Percent		20.48%		10.74%	8.30%
PSF PGIM Jennison Value Portfolio - Class III [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
Average Annual Return, Percent		20.65%	9.91%
PSF PGIM Total Return Bond Portfolio - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
Average Annual Return, Percent		3.00%		0.26%	2.37%
PSF PGIM Total Return Bond Portfolio - Class III
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
Average Annual Return, Percent		2.67%	(1.35%)
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
Average Annual Return, Percent		8.36%		8.02%	8.66%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
Average Annual Return, Percent		8.08%	2.27%
PSF Stock Index Portfolio - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
Average Annual Return, Percent		24.65%		14.19%	12.80%
PSF STOCK INDEX PORTFOLIO - Class III
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
Average Annual Return, Percent		24.33%	10.79%
MSCI World Index (GD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index (GD)
Average Annual Return, Percent		19.19%	8.69%	11.70%	10.52%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	[1]	1.25%	(1.68%)	(0.33%)	1.35%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[1]	25.02%	11.45%	14.53%	13.10%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index
Average Annual Return, Percent		22.10%	5.31%	11.47%	11.54%
S&P MidCap 400 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400 Index
Average Annual Return, Percent		13.93%	5.42%	10.34%	9.68%
Lipper Global Natural Resources Funds Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Global Natural Resources Funds Index
Average Annual Return, Percent		1.68%	9.70%	10.26%	4.52%
MSCI World Index (GD) 1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index (GD)
Average Annual Return, Percent		19.19%	8.69%	11.70%	10.52%
Custom Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Custom Blended Index
Average Annual Return, Percent	[2]	13.12%	5.45%	7.52%	7.41%
Custom Blended Index 1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Custom Blended Index
Average Annual Return, Percent	[3]	15.29%	6.49%	8.84%	8.55%
Bloomberg US Government Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Government Bond Index
Average Annual Return, Percent		0.62%	(1.98%)	(0.63%)	0.85%
Bloomberg US Corporate High Yield 1% Issuer Capped Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Corporate High Yield 1% Issuer Capped Index
Average Annual Return, Percent		8.22%	3.28%	4.12%	5.10%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Average Annual Return, Percent		24.51%	10.53%	14.28%	12.87%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		33.36%	13.59%	18.96%	16.78%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		14.37%	6.85%	8.68%	8.49%
S&P SmallCap 600 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600 Index
Average Annual Return, Percent		8.70%	2.95%	8.36%	8.96%

[1]	The Portfolio has added this broad-based index in response to new regulatory requirements.
[2]	The Portfolio’s Custom Blended Index is a model portfolio consisting of the S&P 500 Index (50%), Bloomberg US Aggregate Bond Index (40%), and FTSE 3-Month US Treasury Bill Index (10%).
[3]	The Portfolio’s Custom Blended Index is a model portfolio consisting of the S&P 500 Index (60%), Bloomberg US Aggregate Bond Index (35%), and FTSE 3-Month US Treasury Bill Index (5%).